April 30, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares World ex U.S. Carbon Transition Readiness Aware Active ETF | LCTD | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2026
iShares World ex U.S. Carbon Transition Readiness Aware Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.1%
ANZ Group Holdings Ltd.	15,385	$408,649
BHP Group Ltd.	32,388	1,281,896
Brambles Ltd.	103,174	1,680,960
Cochlear Ltd.	166	11,295
Commonwealth Bank of Australia	20,228	2,547,850
CSL Ltd.	360	32,494
Fortescue Ltd.	23,500	338,707
Lynas Rare Earths Ltd.(a)	11,779	167,099
Macquarie Group Ltd.	12,322	2,116,823
National Australia Bank Ltd.	25,544	738,930
QBE Insurance Group Ltd.	14,295	231,548
REA Group Ltd.	2,338	289,456
Santos Ltd.	75,625	435,705
Suncorp Group Ltd.	30,438	378,782
Transurban Group	180,057	1,824,834
Westpac Banking Corp.	71,047	1,987,658
Woodside Energy Group Ltd.	3,357	80,258
Woolworths Group Ltd.	2,294	56,961
		14,609,905
Austria — 0.2%
Erste Group Bank AG	2,416	266,958
Verbund AG	2,825	213,156
		480,114
Belgium — 0.3%
Anheuser-Busch InBev SA/NV	672	50,778
UCB SA	2,428	661,123
		711,901
Canada — 13.2%
Alimentation Couche-Tard, Inc.	11,552	683,417
Bank of Montreal	10,445	1,590,491
Bank of Nova Scotia(The)	26,555	2,065,986
BCE, Inc.	6,174	146,720
Bombardier, Inc., Class B(a)	1,366	290,266
Brookfield Corp., Class A	9,487	428,481
Brookfield Renewable Corp.	9,520	345,519
CAE, Inc.(a)	5,253	137,285
Cameco Corp.	3,910	480,651
Canadian Imperial Bank of Commerce	26,590	2,967,016
Canadian Tire Corp. Ltd., Class A, NVS	1,341	186,497
Celestica, Inc.(a)	1,586	651,143
CGI, Inc.	2,991	195,774
Dollarama, Inc.	1,558	199,116
Element Fleet Management Corp.	6,159	147,043
Enbridge, Inc.	26,093	1,447,231
Franco-Nevada Corp.	7,792	1,797,664
Intact Financial Corp.	5,435	1,047,268
Keyera Corp.	4,655	179,847
Lundin Gold, Inc.	2,601	174,804
Manulife Financial Corp.	40,947	1,610,026
National Bank of Canada	10,198	1,539,366
Pan American Silver Corp.	20,847	1,090,886
Power Corp. of Canada	4,864	271,354
Restaurant Brands International, Inc.	3,572	288,237
Royal Bank of Canada	22,180	3,989,249
Shopify, Inc., Class A(a)	9,868	1,197,803
Stantec, Inc.	9,592	876,051
Sun Life Financial, Inc.	1,705	122,846
Teck Resources Ltd., Class B	2,837	165,623
TELUS Corp.	67,120	840,513
Toronto-Dominion Bank(The)	10,334	1,113,244
Security	Shares	Value
Canada (continued)
Wheaton Precious Metals Corp.	15,243	$1,925,420
Whitecap Resources, Inc.	6,973	82,289
WSP Global, Inc.	8,032	1,336,351
		31,611,477
Denmark — 1.5%
Carlsberg A/S, Class B	1,604	217,204
DSV A/S	1,603	394,241
Genmab A/S(a)	1,225	324,351
Novo Nordisk A/S, Class B	26,427	1,124,097
Novonesis Novozymes B, Class B	8,862	544,532
Orsted A/S(a)(b)	13,660	365,316
Rockwool A/S, Class B	5,438	158,303
Vestas Wind Systems A/S	19,181	589,804
		3,717,848
Finland — 1.0%
Fortum OYJ	6,057	152,595
Kesko OYJ, Class B	1,418	34,882
Kone OYJ, Class B	9,295	591,272
Neste OYJ	10,124	349,711
Nokia OYJ	18,188	231,107
Sampo OYJ, Class A	22,427	233,044
Stora Enso OYJ, Class R	34,854	388,084
Wartsila OYJ Abp	12,562	527,568
		2,508,263
France — 9.6%
Airbus SE	9,155	1,887,389
Alstom SA(a)	1,932	38,822
Amundi SA(b)	5,957	575,781
ArcelorMittal SA	2,312	134,224
BioMerieux	3,107	262,184
Capgemini SE	2,980	362,417
Carrefour SA	13,504	268,640
Covivio SA/France	1,537	101,654
Credit Agricole SA	95,199	1,859,437
Dassault Systemes SE	33,315	750,707
Engie SA	71,016	2,340,867
Gecina SA	357	30,182
Getlink SE	3,339	74,732
Hermes International SCA	496	948,898
Ipsen SA	289	56,760
Kering SA	321	88,311
Klepierre SA	15,787	639,629
Legrand SA	3,402	609,514
L'Oreal SA	3,382	1,456,590
LVMH Moet Hennessy Louis Vuitton SE	2,021	1,079,637
Pernod Ricard SA	2,002	148,833
Renault SA	1,946	68,362
Rexel SA	6,879	290,935
Safran SA	1,096	351,939
Sanofi SA	23,353	2,185,291
Schneider Electric SE	8,555	2,722,276
Societe Generale SA	6,580	529,690
Sodexo SA	2,922	148,623
STMicroelectronics NV	3,821	208,153
Thales SA	543	149,182
TotalEnergies SE	24,793	2,305,093
Unibail-Rodamco-Westfield, New	2,148	260,783
Vinci SA	459	69,411
		23,004,946
Germany — 7.8%
adidas AG	3,621	626,641

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares World ex U.S. Carbon Transition Readiness Aware Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Allianz SE, Registered	4,606	$2,103,709
Bayer AG, Registered	2,887	129,446
Bayerische Motoren Werke AG	14,871	1,360,892
Commerzbank AG	21,220	877,105
Deutsche Bank AG, Registered	22,185	689,266
Deutsche Post AG, Registered	9,032	534,823
Evonik Industries AG	9,212	190,534
GEA Group AG	24,911	1,703,454
Heidelberg Materials AG	218	48,100
Knorr-Bremse AG	6,380	744,118
Mercedes-Benz Group AG	11,937	695,809
MTU Aero Engines AG	261	89,512
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	276	165,095
Rheinmetall AG	307	489,607
SAP SE	12,517	2,101,518
Siemens AG, Registered	9,506	2,824,813
Siemens Energy AG(a)	11,306	2,395,988
Siemens Healthineers AG(b)	10,161	416,643
Symrise AG, Class A	819	72,449
Talanx AG(a)	1,840	239,826
Zalando SE(a)(b)	10,176	251,346
		18,750,694
Hong Kong — 1.8%
AIA Group Ltd.	214,600	2,356,043
Futu Holdings Ltd., ADR	646	99,813
Link REIT	12,500	62,941
MTR Corp. Ltd.	136,000	581,151
Sands China Ltd.	187,200	392,774
Sun Hung Kai Properties Ltd.	49,000	857,847
		4,350,569
Ireland — 0.5%
AIB Group PLC	49,223	567,371
Bank of Ireland Group PLC	14,988	295,224
Kingspan Group PLC	3,710	343,263
		1,205,858
Israel — 0.6%
Bank Hapoalim BM	13,667	366,686
Bank Leumi Le-Israel BM	14,459	366,024
CyberArk Software Ltd., NVS	1,049	47,205
Elbit Systems Ltd.	107	89,018
Nice Ltd.(a)	945	96,596
Phoenix Financial Ltd.	4,172	251,024
Teva Pharmaceutical Industries Ltd., ADR(a)	8,477	297,288
		1,513,841
Italy — 2.7%
BPER Banca SpA	3,951	58,324
Eni SpA	113,765	3,216,865
Generali	725	32,489
Intesa Sanpaolo SpA	322,381	2,190,330
Leonardo SpA	3,885	242,602
Moncler SpA	5,841	352,631
Snam SpA	35,000	275,989
Telecom Italia SpA/Milano(a)	276,080	217,877
		6,587,107
Japan — 19.7%
Advantest Corp.	11,400	2,128,591
Aeon Co. Ltd.	28,300	272,958
Ajinomoto Co., Inc.	18,000	578,527
ANA Holdings, Inc.	7,500	124,636
Asahi Group Holdings Ltd.	43,300	426,316
Security	Shares	Value
Japan (continued)
Asahi Kasei Corp.	86,600	$852,131
Asics Corp.	30,300	860,448
Astellas Pharma, Inc.	97,300	1,378,911
Bandai Namco Holdings, Inc.	10,700	245,622
Capcom Co. Ltd.	6,600	139,350
Chugai Pharmaceutical Co. Ltd.	13,500	719,946
Daifuku Co. Ltd.	12,200	533,404
Daiichi Life Group, Inc.	48,000	439,473
Daiichi Sankyo Co. Ltd.	34,800	565,294
Daikin Industries Ltd.	400	56,518
Daiwa House Industry Co. Ltd.	47,500	1,449,270
Daiwa Securities Group, Inc.	6,000	56,477
Denso Corp.	62,700	749,143
Disco Corp.	1,200	570,939
FANUC Corp.	900	39,756
Fast Retailing Co. Ltd.	1,500	706,118
FUJIFILM Holdings Corp.	75,700	1,393,155
Fujikura Ltd.	9,000	347,247
Fujitsu Ltd.	24,700	495,762
Hitachi Ltd.	93,400	2,969,966
Honda Motor Co. Ltd.	37,300	302,668
Idemitsu Kosan Co. Ltd.	16,200	138,613
IHI Corp.	16,300	297,729
Inpex Corp.	21,800	568,330
Japan Post Bank Co. Ltd.	1,300	22,308
JX Advanced Metals Corp.	1,400	43,434
Kajima Corp.	1,200	46,901
Kao Corp.	36,700	1,367,620
Kawasaki Heavy Industries Ltd.	6,000	123,350
Kawasaki Kisen Kaisha Ltd.	53,900	882,238
KDDI Corp.	12,200	199,647
Komatsu Ltd.	14,000	599,452
Kubota Corp.	58,700	958,245
Kyowa Kirin Co. Ltd.	17,500	263,653
Lasertec Corp.	500	138,189
LY Corp.	52,400	137,824
Makita Corp.	4,800	178,238
Mitsubishi Electric Corp.	7,100	284,930
Mitsubishi Estate Co. Ltd.	14,600	416,074
Mitsubishi Heavy Industries Ltd.	37,700	1,125,190
Mitsubishi UFJ Financial Group, Inc.	65,700	1,180,158
Mitsui & Co. Ltd.	28,700	1,077,568
Mitsui OSK Lines Ltd.	8,600	324,858
Mizuho Financial Group, Inc.	1,200	51,603
NEC Corp.	19,700	524,020
Nintendo Co. Ltd.	7,700	376,675
Nitto Denko Corp.	13,900	264,382
Nomura Holdings, Inc.	92,800	743,312
Nomura Research Institute Ltd.	16,400	442,632
Olympus Corp.	71,300	701,272
Oriental Land Co. Ltd./Japan	1,800	25,043
Rakuten Group, Inc.(a)	14,700	71,572
Recruit Holdings Co. Ltd.	7,400	342,805
Renesas Electronics Corp.	20,400	412,542
SCREEN Holdings Co. Ltd.	6,000	397,806
Secom Co. Ltd.	12,900	472,971
Seibu Holdings, Inc.	1,000	23,533
Sekisui Chemical Co. Ltd.	21,900	335,593
Shimadzu Corp.	16,200	376,577
Shionogi & Co. Ltd.	4,900	98,994
Shiseido Co. Ltd.	25,300	516,750
SoftBank Corp.	189,600	266,856

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares World ex U.S. Carbon Transition Readiness Aware Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
SoftBank Group Corp.	37,000	$1,263,876
Sony Financial Group, Inc.	59,200	53,112
Sony Group Corp.	41,100	823,452
Subaru Corp.	4,300	64,049
Sumitomo Electric Industries Ltd.	9,200	605,675
Sumitomo Metal Mining Co. Ltd.	18,300	1,125,137
Sumitomo Mitsui Financial Group, Inc.	30,500	1,076,926
Sumitomo Mitsui Trust Group, Inc.	900	30,090
Suzuki Motor Corp.	21,100	235,970
Taisei Corp.	500	54,220
Takeda Pharmaceutical Co. Ltd.	5,700	190,567
Terumo Corp.	38,500	489,874
Tokio Marine Holdings, Inc.	11,500	526,663
Tokyo Electron Ltd.	5,800	1,709,159
Toray Industries, Inc.	165,300	1,186,812
Toyota Motor Corp.	68,400	1,312,966
Toyota Tsusho Corp.	8,200	321,897
Yokogawa Electric Corp.	9,100	316,841
ZOZO, Inc.	99,600	670,553
		47,279,952
Netherlands — 4.4%
AerCap Holdings NV	450	63,995
Akzo Nobel NV	4,057	238,133
ASML Holding NV	3,683	5,323,944
BE Semiconductor Industries NV	640	187,209
ING Groep NV	29,226	845,841
InPost SA(a)	6,976	125,123
Koninklijke KPN NV	249,550	1,334,480
Koninklijke Philips NV	39,282	1,036,171
Nebius Group NV, Class A(a)(c)	1,147	158,550
Prosus NV	17,813	862,380
Universal Music Group NV	3,612	75,735
Wolters Kluwer NV	3,697	288,534
		10,540,095
New Zealand — 0.1%
Fisher & Paykel Healthcare Corp. Ltd., Class C	1,874	40,385
Meridian Energy Ltd.	70,774	237,480
		277,865
Norway — 1.4%
Kongsberg Gruppen ASA	2,295	76,792
Kongsberg Maritime AS(a)	2,295	15,041
Mowi ASA	22,980	509,863
Norsk Hydro ASA	34,158	376,985
Orkla ASA	188,978	2,330,857
Salmar ASA	1,846	111,381
		3,420,919
Portugal — 1.1%
EDP SA	318,760	1,738,606
Galp Energia SGPS SA	17,322	405,161
Jeronimo Martins SGPS SA	18,511	444,502
		2,588,269
Singapore — 0.4%
DBS Group Holdings Ltd.	8,770	404,390
Grab Holdings Ltd., Class A(a)	50,283	192,081
Keppel Ltd.	20,900	178,892
Keppel REIT	2,322	1,635
Sea Ltd., ADR(a)	783	66,461
Singapore Technologies Engineering Ltd.	11,000	93,219
Yangzijiang Shipbuilding Holdings Ltd.	17,300	59,001
		995,679
Security	Shares	Value
Spain — 3.0%
Amadeus IT Group SA	2,428	$140,101
Banco Santander SA	134,233	1,637,953
Cellnex Telecom SA(b)	21,388	719,976
Grifols SA	6,712	70,772
Iberdrola SA	119,458	2,800,599
Indra Sistemas SA	724	41,640
Industria de Diseno Textil SA	26,393	1,579,638
Repsol SA	2,957	79,428
Telefonica SA	7,797	35,184
		7,105,291
Sweden — 3.1%
AddTech AB, Class B	4,568	167,764
Alfa Laval AB	21,696	1,305,649
Assa Abloy AB, Class B	1,460	56,192
Atlas Copco AB, Class A	9,680	186,027
Boliden AB(a)	14,256	749,372
EQT AB	51,716	1,687,521
Investment AB Latour, Class B	26,200	601,467
Nibe Industrier AB, Class B	25,379	115,369
Saab AB, Class B	5,661	343,641
SKF AB, Class B	8,376	210,897
Spotify Technology SA(a)	1,388	619,812
Swedish Orphan Biovitrum AB(a)	2,717	127,463
Telefonaktiebolaget LM Ericsson, Class B	102,728	1,225,442
		7,396,616
Switzerland — 7.3%
ABB Ltd., Registered	9,841	995,315
Barry Callebaut AG, Registered	101	151,385
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	12	147,053
Geberit AG, Registered	124	83,794
Givaudan SA, Registered	604	2,153,899
Holcim AG	1,805	167,732
Kuehne + Nagel International AG, Registered	2,211	519,291
Logitech International SA, Registered	1,927	190,219
Lonza Group AG, Registered	220	135,261
Nestle SA, Registered	26,107	2,643,063
Novartis AG, Registered	20,177	2,981,952
Roche Holding AG, NVS	3,089	1,258,767
Sonova Holding AG, Registered	3,797	832,333
Swatch Group AG (The), Bearer	1,304	302,696
Swiss Life Holding AG, Registered	1,596	1,873,868
Swisscom AG, Registered	666	563,321
UBS Group AG, Registered	39,781	1,760,381
Zurich Insurance Group AG	961	670,028
		17,430,358
United Kingdom — 11.9%
3i Group PLC	18,467	642,240
Admiral Group PLC	28,825	1,324,974
Anglo American PLC, NVS	1,247	61,708
Antofagasta PLC	3,944	191,274
AstraZeneca PLC	20,174	3,827,456
Autotrader Group PLC(b)	74,990	504,452
Aviva PLC	35,238	298,862
BAE Systems PLC	24,880	692,001
Barclays PLC	151,870	892,678
BP PLC	208,533	1,650,712
BT Group PLC	105,039	308,797
Centrica PLC	136,886	400,103
Coca-Cola HBC AG, Class DI	4,054	236,465
Compass Group PLC	8,382	236,850

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares World ex U.S. Carbon Transition Readiness Aware Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Diageo PLC	28,977	$585,897
Experian PLC	830	30,369
Glencore PLC	31,700	246,367
GSK PLC	52,854	1,385,698
Haleon PLC	11,468	52,958
HSBC Holdings PLC	220,836	4,063,342
Informa PLC	45,403	490,902
J Sainsbury PLC	177,642	794,796
Legal & General Group PLC	7,926	27,200
Lloyds Banking Group PLC	1,057,018	1,436,806
London Stock Exchange Group PLC	5,954	772,571
M&G PLC	11,073	45,509
National Grid PLC	2,572	46,040
NatWest Group PLC, NVS	127,117	1,013,869
Pearson PLC	4,094	60,415
Reckitt Benckiser Group PLC	8,950	569,476
RELX PLC	24,109	879,167
Rolls-Royce Holdings PLC	51,692	831,805
Schroders PLC	28,006	220,519
Shell PLC	43,808	1,991,808
Smith & Nephew PLC	3,040	47,040
SSE PLC	11,973	428,686
Tesco PLC	105,767	693,778
Whitbread PLC	14,086	428,185
Wise PLC, Class A(a)	4,575	65,429
		28,477,204
Total Common Stocks — 97.7% (Cost: $188,725,742)		234,564,771
Preferred Stocks
Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	2,242	204,583
Security	Shares	Value
Germany (continued)
Volkswagen AG, Preference Shares, NVS	3,828	$388,191
		592,774
Total Preferred Stocks — 0.3% (Cost: $573,267)		592,774
Total Long-Term Investments — 98.0% (Cost: $189,299,009)		235,157,545
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(d)(e)(f)	163,972	164,022
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(d)(e)	2,320,000	2,320,000
Total Short-Term Securities — 1.0% (Cost: $2,484,008)		2,484,022
Total Investments — 99.0% (Cost: $191,783,017)		237,641,567
Other Assets Less Liabilities — 1.0%		2,330,326
Net Assets — 100.0%		$239,971,893

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$81,889	$82,186 (a)	$—	$(67)	$14	$164,022	163,972	$582 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,380,000	940,000 (a)	—	—	—	2,320,000	2,320,000	47,280	—
				$(67)	$14	$2,484,022		$47,862	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares World ex U.S. Carbon Transition Readiness Aware Active ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	28	06/19/26	$4,265	$200,120
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$44,266,392	$190,298,379	$—	$234,564,771
Preferred Stocks	—	592,774	—	592,774
Short-Term Securities
Money Market Funds	2,484,022	—	—	2,484,022
	$46,750,414	$190,891,153	$—	$237,641,567
Derivative Financial Instruments(a)
Assets
Equity Contracts	$200,120	$—	$—	$200,120

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust